LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method				¥ 5,667		¥ 276,762
Total long-term investments				288,428	$ 44,023	276,762
Consideration for available-for-sale debt security investment			¥ 189,450
Consideration for equity method investments			¥ 189,450
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method						270,696
Equity investments accounted for using the measurement alternative				282,761
Consideration for available-for-sale debt security investment		¥ 233,000
Percentage of ownership in equity method investments		19.00%
Consideration for equity method investments		¥ 233,000
Beijing Gangjian Shoubao Cultural Media Center LLP
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method				4,500		4,500
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method				¥ 1,167		¥ 1,566
Consideration for available-for-sale debt security investment	¥ 3,000
Percentage of ownership in equity method investments	40.00%
Consideration for equity method investments	¥ 3,000